Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2021
Intangible assets [Abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill
The changes in the carrying amount of goodwill and intangible assets for the years ended December 31, 2021 and 2020 were as follows:

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Physician Networks	Licenses	Total Other Intangible Assets (Excluding Goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2020	61	15,558	28,873	—	—	—	—	44,431
Acquisitions through business combinations	17,771	—	—	3,100	3,300	1,500	—	7,900
Additions	—	940	43,027	—	—	—	—	43,967
Transfers	—	51,932	(51,932)	—	—	—	—	—
Effect of movements in foreign exchange	—	632	1,170	—	—	—	—	1,802
Balance at December 31, 2020	17,832	69,062	21,138	3,100	3,300	1,500	—	98,100
Balance at January 1, 2021	17,832	69,062	21,138	3,100	3,300	1,500	—	98,100
Acquisitions through business combinations	75,846	8,550	—	11,600	5,000	3,500	590	29,240
Additions	—	—	33,999	—	—	—	—	33,999
Transfers	—	33,056	(33,056)				—	—
Effect of movements in foreign exchange	—	(1,312)	(213)	—	—	—	—	(1,525)
Balance at December 31, 2021	93,678	109,356	21,868	14,700	8,300	5,000	590	159,814
Amortization and impairment
Balance at January 1, 2020	—	680	—	—	—	—	—	680
Amortization for the year	—	10,157	—	845	83	38	—	11,123
Impairment charge	—	6,436	—	—	—	—	—	6,436
Effect of movements in foreign exchange	—	1,008	—	—	—	—	—	1,008
Balance at December 31, 2020	—	18,281	—	845	83	38	—	19,247
Balance at January 1, 2021	—	18,281	—	845	83	38	—	19,247
Amortization for the year	—	21,287	—	2,835	3,450	1,025	393	28,990
Impairment charge	—	941	—	—	—	—	—	941
Effect of movements in foreign exchange	—	(785)	—	—	—	—	—	(785)
Balance at December 31, 2021	—	39,724	—	3,680	3,533	1,063	393	48,393
Net book value
At January 1, 2020	61	14,878	28,873	—	—	—	—	43,751
At December 31, 2020 and January 1, 2021	17,832	50,781	21,138	2,255	3,217	1,462	—	78,853
At December 31, 2021	93,678	69,632	21,868	11,020	4,767	3,937	197	111,421
Goodwill of $75.8 million (2020: $17.8 million) has been acquired through business combinations (Note 6). All development costs, including intangibles under development, have been internally generated by the Group. During 2021, $33.1 million (2020: $51.9 million) of intangibles under development were transferred to development costs as these projects were completed. Intangibles under development are tested for impairment at least annually.
The total net book value is considered to be the recoverable amount, as this balance is reviewed annually and impaired as necessary (Note 4). All development costs are related to software and artificial intelligence development and there are no distinguishable individually material intangible assets within the capitalized development costs. Following an assessment of the future development of our technology, capitalized development costs were impaired by $0.9 million (2020: $6.4 million). The impairment recognized in 2020 was primarily the result of the discontinuation of certain features surrounding a proprietary data structure for encounters on our software platform that were deemed to be no longer technologically feasible.
Impairment Analysis for CGUs Containing Goodwill and Intangibles
Goodwill and other intangibles are subject to impairment testing on an annual basis or whenever events or circumstances indicate that the carrying amount of goodwill may no longer be recoverable. As of October 1, 2021, the date of the Goodwill impairment testing, all of the Goodwill of the Group was allocated to the California IPA CGU. The fair value of the California Independent Physicians Association CGU (“California IPA CGU”, formerly “Fresno CGU”) was determined using a discounted cash flow model, a form of the income approach.
The recoverable amount of the California IPA CGU that included these intangible assets was estimated based on the present value of the future cash flows expected to be derived from the California IPA CGU (value in use), using a discount rate of 14.5% and a terminal value growth rate of 3.0% from 2027. The recoverable amount of the California IPA CGU was estimated to be higher than its carrying amount, and as a result there was no impairment related to the California IPA CGU in 2021.
The below are factors considered when performing the 2021 sensitivity analysis:
Terminal value growth rate: Babylon used a terminal growth value of 3.0% which reflects long-term assumptions of growth. A 2.75% terminal growth rate would have resulted in a reduction to the fair value of the California IPA CGU of $1.3 million, and a 2.5% terminal growth rate would have resulted in a reduction of $3.2 million.
Discount factor: Babylon used a discount factor of 14.5% based on market participation assumptions of comparable public companies. An increase in the discount rate to 15.0% would have resulted in a reduction to the fair value of the California IPA CGU of $4.8 million, and a discount rate of 15.5% would have resulted in a reduction of $9.2 million.